DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES (Details) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	2 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2011 property	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011 property	Nov. 09, 2010	Dec. 31, 2011 M property	Dec. 31, 2009	Dec. 31, 2011 HHC Properties	Mar. 02, 2012 The Village Of Cross Keys	Dec. 31, 2011 Consolidated	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Sep. 30, 2010 Predecessor	Jun. 30, 2010 Predecessor	Mar. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Feb. 21, 2012 Rouse Properties [Member]	Dec. 31, 2010 Discontinuing operations	Dec. 31, 2011 Discontinuing operations	Nov. 09, 2010 Discontinuing operations Predecessor	Dec. 31, 2009 Discontinuing operations Predecessor
DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES.
Number of Special Consideration Properties held for disposition			1					1
Time period expected for sale of Special Consideration Properties (in months)								12
Number of Special Consideration Properties transferred to lenders with revised intent to retain the title	2					2
Number of Special Consideration Properties reclassified to held for use	2
Discontinued operations
Sale Price											$ 25,000,000
Cash received on sale		108,914,000						627,872,000			8,000,000	507,300,000						39,450,000	6,416,000
Note receivable entered into with the buyer											17,000,000
Secured Debt Forgiven																				18,900,000
Debt Assumed																				62,000,000
Retail and other revenue																					56,263,000	304,225,000	441,101,000	540,129,000
Land and condominium sales																							96,976,000	45,997,000
Total revenues		373,250,000	657,985,000	624,179,000	603,020,000	620,414,000	2,362,955,000	2,505,597,000	2,829,964,000				373,250,000	276,299,000	622,830,000	616,642,000	625,672,000	2,141,443,000	2,551,172,000		56,263,000	304,225,000	538,077,000	586,126,000
Retail and other operating expenses																					41,862,000	248,614,000	275,093,000	391,916,000
Land and condominium sales operations																							99,449,000	50,770,000
Impairment loss								64,337,000										4,516,000	315,968,000			4,096,000	30,784,000	906,883,000
Total expenses		297,446,000						1,944,932,000										1,321,142,000	1,969,326,000		41,862,000	252,710,000	405,326,000	1,349,569,000
Operating income		75,804,000	122,832,000	135,698,000	143,821,000	158,314,000		560,665,000					75,804,000	107,492,000	233,818,000	236,348,000	242,641,000	820,301,000	581,846,000		14,401,000	51,515,000	132,751,000	(763,443,000)
Interest expense, net																					(16,322,000)	(82,222,000)	(97,286,000)	(106,881,000)
Other expenses																					(8,000)		26,639,000	69,259,000
Net income (loss) from operations																					(1,929,000)	(30,707,000)	62,104,000	(801,065,000)
(Provision for) benefit from income taxes																					(100,000)	(632,000)	472,170,000	20,303,000
Noncontrolling interest		1,868,000						(6,291,000)										26,650,000	20,027,000			(86,000)	(64,000)	453,000
Gains (losses) on disposition of properties																					(4,976,000)	4,332,000	(1,111,277,000)	(966,000)
Income (loss) from discontinuing operations		$ (7,005,000)	$ (15,572,000)	$ (3,689,000)	$ (4,922,000)	$ (2,910,000)		$ (27,093,000)					$ (7,005,000)	$ (653,787,000)	$ (7,122,000)	$ 8,508,000	$ 75,334,000	$ (577,067,000)	$ (781,275,000)		$ (7,005,000)	$ (27,093,000)	$ (577,067,000)	$ (781,275,000)
Fair value per share of discontinued operation (in dollars per share)										$ 36.50